Revenues - Additional Information (Detail1)	Dec. 31, 2021
Maximum [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligations term	1 year